Employee benefits (Details 7) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Contributions
Expense of defined contribution plans	$ 243	$ 220	$ 144
Defined pension benefits
Contributions
Total contributions to defined benefit pension and other postretirement benefit plans	403	347
Of which, discretionary contributions to defined benefit pension plans	164	83
Contributions by employer, noncash	160	42
Estimated contribution by employer, next fiscal year	310
Estimated discretionary contributions by employer, next fiscal year	75
Estimated discretionary non-cash contributions by employer, next fiscal year	25
Expected future cash flows in respect of pension and other postretirement benefit plans
2014	699
2015	687
2016	697
2017	666
2018	661
Years 2019-2023	3,238
Other postretirement benefits
Contributions
Total contributions to defined benefit pension and other postretirement benefit plans	15	15
Estimated discretionary non-cash contributions by employer, next fiscal year	18
Expected future cash flows in respect of pension and other postretirement benefit plans
2014	18
2015	18
2016	18
2017	19
2018	19
Years 2019-2023	$ 88